UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: August 31, 2010
Date of reporting period: August 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
FUNDS℠

Annual Report

August 31, 2010

ZEBRA LARGE CAP EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

G U I D A N C E l V I S I O N l E X P E R I E N C E Annual Report August 31, 2010 ZEBRA LARGE CAP EQUITY FUND ZEBRA SMALL CAP EQUITY FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.

American Beacon Funds	August 31, 2010

Fellow Shareholders,
     Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them. That led to the creation of the American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds (“Funds”) on June 1, 2010.
     Since their inception, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those who know how to capitalize on it.
     Both Funds seek to achieve long-term capital appreciation. Their sub-advisor, Zebra Capital Management, LLC (“Zebra Capital”), uses a proprietary strategy to capture a unique source of equity return – based on the liquidity premium – that Zebra Capital believes isn’t captured by other traditional investment styles.
     Zebra Capital selects securities by analyzing their liquidity metrics (turnover, trading volume, etc.) relative to their fundamentals. It uses these observable, relative liquidity measures to construct a portfolio that invests more heavily in stocks with strong fundamentals that are traded less often than stocks with comparable fundamentals. The Funds’ strategy is designed to generate higher returns over time, driven by three factors: less liquid stocks generally trade at a discount; individual stocks move in and out of favor, reverting toward mean liquidity; and a potential benefit from general worldwide increases in the liquidity of markets.
     Ordinarily, at least 80% of the American Beacon Zebra Large Cap Equity Fund and American Beacon Zebra Small Cap Equity Fund’s net assets will be invested in large market capitalization and small market capitalization companies, respectively.
     From their June 1 inception through August 31, 2010, investors experienced the ups and downs of the market as the American Beacon Zebra Large Cap Equity Fund (Institutional Class) reported a total return of 1.00% while the American Beacon Zebra Small Cap Equity Fund (Institutional Class) experienced a downturn of -3.70%.
     As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at americanbeaconfunds.com.
     Thank you for your continued investment in the American Beacon Funds, and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Sincerely,

Gene L. Needles, Jr.
President American Beacon Funds

Performance Overview
American Beacon Zebra Large Cap Equity FundSM
August 31, 2010 (Unaudited)
     The Institutional Class of the American Beacon Zebra Large Cap Equity Fund returned 1.00% for the period from its inception on June 1 through August 31, 2010. The Fund outperformed the Russell 1000® Index (the “Index”) return of -1.73% and the Lipper Large-Cap Core Funds Index return of -1.79%.
Comparison of Change in Value of a $10,000 Investment
for the Period from 6/1/10 through 8/31/10

	Total Returns	Value of
	6/1/10 to 8/31/10	$10,000
	Since Inception	6/1/10- 8/31/10
Institutional Class (1,2,4)	1.00%	$10,100
Y Class (1,2,4)	1.00%	10,100
Investor Class(1,2,4)	0.80%	10,080
Retirement Class closed to new investors (1,2,4)	0.80%	10,080
A Class with sales load(1,2,4)	-4.99%	9,500
Lipper Large-Cap Core Funds Index(3)	-1.79%	9,821

Russell 1000 Index (3)	-1.73%	9,827

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 5.75%.

2.	A portion of the fees charged to each Class of the Fund was waived in 2010. Performance prior to waiving fees was lower than the actual returns shown for 2010.

3.	The Russell 1000 Index is an unmanaged index comprised of 1,000 larger-capitalization stocks from various industrial sectors. Russell 1000 Index is a registered trademark of the Frank Russell Company. The Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Retirement, and A Class shares was 1.28%, 1.38%, 1.66%, 2.03%, and 1.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund generated excess performance through both stock selection and sector allocation. From a stock selection standpoint, the Fund’s holdings in the Financials and Energy sectors added the most value relative to the Index. Companies in the Financials sector that had the greatest impact on the Fund’s return were Brookfield Asset Management (up 8.4%), Leucadia National (up 0.1%), and Loews (up 9.6%) for the period the Fund owned the securities. In the Energy sector, Enbridge (up 12.1%), Enterprise Products Partners (up 13.3%), and TransCanada (up 8.0%) were the largest contributors. Poor stock selection in the Health Care sector, mostly in WellPoint (down 3.2%) and Biogen Idec (up 13.3%) for the period the Fund owned the securities, detracted value relative to the Index but not enough to offset the positive impact of the aforementioned sectors.
     A larger than four times overweight in Utilities, the second best performing sector in the Index, and a significant underweight in the Information Technology sector added value through sector allocation. This was somewhat offset by an overweight in Financials, the worst performing sector in the Index, which detracted value from the Fund’s performance.
     The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have strong fundamentals but are traded less than stocks with similar fundamentals and thus are more able to capture the premium associated with relative changes in liquidity. This investment approach has resulted in a portfolio with lower beta and volatility than the Index. Beta is a measure of the Fund’s systematic risk compared to

Performance Overview
American Beacon Zebra Large Cap Equity FundSM
August 31, 2010 (Unaudited)
the Index. A beta of 0.85 would indicate that the Fund is expected to provide 15% less return when the Index increases and 15% better return when the Index decreases. Since inception, the beta of the Fund versus the Index was 0.84, with annualized volatility of 18.5% versus 21.6% for the Index. Despite these lower risk metrics, the Fund outperformed the Index. Much of this outperformance was driven by the reduced downside capture generated by the Fund. On days when the Index was down, the Fund outperformed the Index 79% of the time. The sub-advisor’s strategy, and its resulting characteristics, should allow the Fund to benefit over the longer term.
Top Ten Holdings

% of
Net Assets
ACE Ltd.	1.8%
BCE, Inc.	1.8%
Travelers Cos., Inc.	1.6%
Exelon Corp.	1.6%
The Chubb Corp.	1.3%
TransCanada Corp.	1.2%
General Dynamics Corp.	1.2%
Kimberly-Clark Corp.	1.2%
Enbridge, Inc.	1.2%
EnCana Corp.	1.2%
Sector Allocation

%
Financials	24.4%
Utilities	18.4%
Energy	11.0%
Consumer Staples	9.9%
Industrials	9.0%
Health Care	8.9%
Consumer Discretionary	7.2%
Telecommunication Services	4.0%
Information Technology	3.9%
Materials	3.3%

Fund Expenses
American Beacon Zebra Large Cap Equity FundSM
August 31, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from June 1, 2010 (Fund inception) through August 31, 2010.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	6/1/10	8/31/10	6/1/10-8/31/10
Institutional Class
Actual	$1,000.00	$1,010.00	$1.98
Hypothetical	$1,000.00	$1,010.61	$1.98
(5% return before expenses)

Y Class
Actual	$1,000.00	$1,010.00	$2.23
Hypothetical	$1,000.00	$1,010.35	$2.23
(5% return before expenses)

Investor Class
Actual	$1,000.00	$1,008.00	$2.36
Hypothetical	$1,000.00	$1,010.25	$2.37
(5% return before expenses)

Retirement Class
Actual	$1,000.00	$1,008.00	$3.85
Hypothetical	$1,000.00	$1,008.73	$3.85
(5% return before expenses)

A Class
Actual	$1,000.00	$1,008.00	$3.28
Hypothetical	$1,000.00	$1,009.29	$3.28
(5% return before expenses)

*	Beginning account value is Fund inception. Expenses are equal to the Fund’s annualized expense ratios for the period of 0.79%, 0.89%, 0.93%, 1.54% and 1.32% for the Institutional, Y, Investor, Retirement and A Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (92) by days in the year (365).

Performance Overview
American Beacon Zebra Small Cap Equity FundSM
August 31, 2010 (Unaudited)
     The Institutional Class of the American Beacon Zebra Small Cap Equity Fund returned -3.70% for the period from its inception on June 1 through August 31, 2010, outperforming the Russell 2000® Index (the “Index”) return of -5.77% and the Lipper Small-Cap Core Funds Index return of -3.80% for the same period.
Comparison of Change in Value of a $10,000 Investment
For the Period from 6/1/10 through 8/31/10

	Total Returns	Value of
	6/1/10 to 8/31/10	$10,000
	Since Inception	6/1/10- 8/31/10
Institutional Class (1,2,4)	-3.70%	$9,630
Y Class (1,2,4)	-3.80%	9,620
Investor Class(1,2,4)	-3.80%	9,620
Retirement Class closed to new investors (1,2,4)	-3.90%	9,610
A Class with sales load(1,2,4)	-9.42%	9,057
Lipper Small-Cap Core Funds Index(3)	-3.80%	9,620
Russell 2000 Index (3)	-5.77%	9,423

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 5.75%.

2.	A portion of the fees charged to each Class of the Fund was waived in. Performance prior to waiving fees was lower than the actual returns shown for.

3.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Retirement, and A Class shares was 1.48%, 1.58%, 1.86%, 2.23%, and 1.98%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund outperformed the Index by generating excess performance through both stock selection and sector allocation. The Fund’s excess performance in stock selection resulted primarily from its holdings in the Financials, Industrials, Materials, and Consumer Discretionary sectors. Individual holdings in the Financials sector that had the largest impact on the Fund’s performance were Natural Resource Partners (up 18.8%), OneBeacon Insurance Group (up 12.5%), and Montpelier Re Holdings (up 4.2% for the period the Fund owned the security). Excel Maritime Carriers (down 10.2% for the period the Fund owned the security) and Seaspan (up 8.4%) added the most relative value in the Industrials sector. In the Materials sector, Terra Nitrogen (up 29.1%), Innospec (up 0.7%), and Penn Virginia Resource (up 10.4%) were the largest contributors, while M & F Worldwide (down 22.7%) and Scholastic (down 8.0%) for the period the Fund owned the securities, added the most relative value in the Consumer Discretionary sector.
     The Fund’s overweight in Utilities, Telecommunication Services, and Consumer Staples, the three best performing sectors in the Index, added value to performance through sector allocation. An underweight in Consumer Discretionary, the worst performing sector in the Index, also generated excess returns. An underweight in the Information Technology sector detracted from the Fund’s performance relative to the Index.
     The sub-advisor continues to focus on uncovering investment opportunities through stock selection by investing in a portfolio of securities with strong exposure to the liquidity effect, balanced by fundamental information in order to

Performance Overview
American Beacon Zebra Small Cap Equity FundSM
August 31, 2010 (Unaudited)
capture the liquidity premium. This investment approach has resulted in a portfolio with lower beta and volatility than the Index. Beta is a measure of the Fund’s systematic risk compared to the Index. A beta of 0.85 would indicate that the Fund is expected to provide a 15% less return when the Index increases and a 15% better return when the Index decreases. Since inception, the beta of the Fund versus the Index was 0.82, with annualized volatility of 25.6% versus 31.0% for the Index. Despite these lower risk metrics, the Fund outperformed the Index. Much of this outperformance was driven by the reduced downside capture generated by the Fund. On days when the Index was down, the Fund outperformed the Index 92% of the time. The sub-advisor’s strategy, and its resulting characteristics, should benefit the Fund’s performance over the longer term.
Top Ten Holdings

% of
Net Assets
Platinum Underwriters Holdings Ltd.	1.7%
Montpelier Re Holdings Ltd.	1.7%
Loral Space & Communications, Inc.	1.3%
Excel Maritime Carriers Ltd.	1.1%
Unitrin, Inc.	1.1%
Flagstone Reinsurance Holdings SA	1.0%
Credit Acceptance Corp.	1.0%
Ship Finance International Ltd.	1.0%
Buckeye GP Holdings LP	1.0%
EchoStar Corp.	0.9%
Sector Allocation

%
Financials	30.9%
Industrials	17.1%
Consumer Discretionary	9.9%
Health Care	7.5%
Utilities	7.3%
Materials	6.6%
Energy	6.2%
Information Technology	5.3%
Consumer Staples	4.8%
Telecommunication Services	4.4%

Fund Expenses
American Beacon Zebra Small Cap Equity FundSM
August 31, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from June 1, 2010 (Fund inception) through August 31, 2010.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	6/1/10	8/31/10	6/1/10-8/31/10
Institutional Class
Actual	$1,000.00	$963.00	$2.42
Hypothetical	$1,000.00	$1,010.11	$2.51
(5% return before expenses)

Y Class
Actual	$1,000.00	$962.00	$2.67
Hypothetical	$1,000.00	$1,009.85	$2.77
(5% return before expenses)

Investor Class
Actual	$1,000.00	$962.00	$3.33
Hypothetical	$1,000.00	$1,009.16	$3.46
(5% return before expenses)

Retirement Class
Actual	$1,000.00	$961.00	$4.31
Hypothetical	$1,000.00	$1,008.21	$4.41
(5% return before expenses)

A Class
Actual	$1,000.00	$961.00	$3.69
Hypothetical	$1,000.00	$1,008.84	$3.78
(5% return before expenses)

*	Beginning account value is the Fund inception. Expenses are equal to the Fund’s annualized expense ratios for the period of 0.99%, 1.09%, 1.36%, 1.74% and 1.49% for the Institutional, Y, Investor, Retirement and A Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent period (92) by days in the year (365).

American Beacon FundsSM
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon Zebra Large Cap Equity Fund and American Beacon Zebra Small Cap Equity Fund:
We have audited the accompanying statements of assets and liabilities of the American Beacon Zebra Large Cap Equity Fund and the American Beacon Zebra Small Cap Equity Fund (two of the funds comprising the American Beacon Funds) (collectively, the “Funds”), including the schedules of investments, as of August 31, 2010, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from June 1, 2010 to August 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Zebra Large Cap Equity Fund and the American Beacon Zebra Small Cap Equity Fund at August 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for the period from June 1, 2010 to August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.
Dallas, Texas
October 29, 2010

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
COMMON STOCK - 82.43%
CONSUMER DISCRETIONARY - 5.96%
Auto Components - 0.45%
Johnson Controls, Inc.	88	$2,334
TRW Automotive Holdings Corp.*	89	3,094

		5,428

Distributors - 0.23%
Genuine Parts Co.	68	2,851

Hotels, Restaurants & Leisure - 0.37%
Icahn Enterprises LP	54	1,901
Yum! Brands, Inc.	61	2,544

		4,445

Household Durables - 0.20%
Fortune Brands, Inc.	53	2,374

Media - 3.21%
Liberty Media Corp — Interactive*	300	3,165
Liberty Media Holding Corp.*	59	2,660
News Corp.	238	2,992
Omnicom Group, Inc.	40	1,400
Scripps Networks Interactive, Inc.	44	1,768
Shaw Communications, Inc.	277	5,692
The McGraw-Hill Companies, Inc.	139	3,843
Time Warner Cable, Inc.	142	7,329
Viacom, Inc.	313	9,834

		38,683

Multiline Retail - 0.43%
Costco Wholesale Corp.	58	3,280
Kohl’s Corp.*	40	1,879

		5,159

Specialty Retail - 0.68%
Bed Bath & Beyond, Inc.*	34	1,224
Best Buy Company, Inc.	55	1,726
Gap, Inc.	87	1,469
Staples, Inc.	95	1,688
TJX Cos., Inc.	53	2,104

		8,211

Textiles & Apparel - 0.39%
Coach, Inc.	40	1,433
VF Corp.	46	3,249

		4,682

Total Consumer Discretionary		71,833

CONSUMER STAPLES - 8.15%
Beverages - 0.59%
Brown-Forman Corp.	39	2,390
Coca-Cola Enterprises, Inc.	65	1,850
Molson Coors Brewing Co.	66	2,875

		7,115

Food & Drug Retailing - 0.68%
Sysco Corp.	239	6,570
The Kroger Co.	84	1,657

		8,227

Food Products - 4.72%
Archer-Daniels-Midland Co.	368	11,327
Campbell Soup Co.	155	$5,775
ConAgra Foods, Inc.	181	3,908
Del Monte Foods Co.	118	1,539
General Mills, Inc.	310	11,210
H.J. Heinz Co.	117	5,410
Hormel Foods Corp.	74	3,193
JM Smucker Co.	55	3,216
Kellogg Co.	181	8,992
McCormick & Co Inc.	60	2,392

		56,962

Household Products - 1.19%
Kimberly-Clark Corp.	222	14,297

Personal Products - 0.07%
Avon Products, Inc.	28	815

Tobacco - 0.90%
Reynolds American, Inc.	198	10,799

Total Consumer Staples		98,215

ENERGY - 9.03%
Energy Equipment & Services - 0.52%
Boardwalk Pipeline Partners LP	66	2,017
National Oilwell Varco, Inc.	55	2,067
Transocean Ltd.*	42	2,138

		6,222

Metals & Mining - 0.45%
Cameco Corp.	224	5,459

Oil & Gas - 8.06%
El Paso Pipeline Partners LP	73	2,285
Enbridge Energy Partners LP	64	3,440
Enbridge, Inc.	287	14,278
Encana Corp.	540	14,845
Energy Transfer Equity LP	122	4,240
Enterprise GP Holdings LP	81	3,917
Enterprise Products Partners LP	312	11,535
EXCO Resources, Inc.	266	3,578
Hess Corp.	43	2,160
Magellan Midstream Partners LP	47	2,278
Marathon Oil Corp.	93	2,836
Nexen, Inc.	186	3,443
ONEOK Partners LP	29	1,995
Plains All American Pipeline LP	57	3,422
Spectra Energy Corp.	310	6,305
Sunoco Logistics Partners LP	11	815
The Williams Cos Inc.	76	1,378
TransCanada Corp.	404	14,398

		97,148

Total Energy		108,829

FINANCIALS - 20.14%
Banks - 0.45%
BOK Financial Corp.	37	1,645
Northern Trust Corp.	32	1,476
State Street Corp.	66	2,315

		5,436

See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Diversified Financials - 1.13%
AllianceBernstein Holding LP	57	$1,348
CGI Group, Inc.*	193	2,671
Franklin Resources, Inc.	84	8,107
T Rowe Price Group, Inc.	34	1,489

		13,615

Insurance - 18.12%
ACE Ltd.	412	22,031
Aflac, Inc.	61	2,882
Alleghany Corp.*	9	2,679
Allied World Assurance Co. Holdings Ltd.	107	5,390
Allstate Corp.	233	6,431
Alterra Capital Holdings Ltd.	85	1,576
American Financial Group, Inc.	130	3,740
AON Corp.	129	4,675
Arch Capital Group Ltd.*	84	6,703
Aspen Insurance Holdings Ltd.	92	2,613
Assurant, Inc.	93	3,400
Axis Capital Holdings Ltd.	88	2,717
Cincinnati Financial Corp.	118	3,148
CNA Financial Corp.*	259	6,739
Endurance Specialty Holdings Ltd.	94	3,463
Everest Re Group Ltd.	60	4,748
HCC Insurance Holdings, Inc.	96	2,422
Leucadia National Corp.*	305	6,512
Loews Corp.	348	12,229
Markel Corp.*	6	1,966
Marsh & McLennan Cos, Inc.	220	5,218
Mercury General Corp.	71	2,785
PartnerRe Ltd.	186	13,848
ProAssurance Corp.*	32	1,694
Protective Life Corp.	72	1,345
Reinsurance Group of America, Inc.	76	3,324
RenaissanceRe Holdings Ltd.	117	6,644
StanCorp Financial Group, Inc.	36	1,283
Sun Life Financial, Inc.	392	9,185
The Chubb Corp.	293	16,150
The Progressive Corp.	404	7,999
Torchmark Corp.	52	2,566
Transatlantic Holdings, Inc.	54	2,574
Travelers Cos., Inc.	399	19,543
UnumProvident Corp.	235	4,712
Validus Holdings Ltd.	167	4,253
W. R. Berkley Corp.	107	2,819
White Mountains Insurance Group Ltd.	10	3,036
Willis Group Holdings plc	116	3,374

		218,416

Real Estate - 0.44%
Brookfield Asset Management, Inc.	196	5,025
Jones Lang LaSalle, Inc.	3	227

		5,252

Total Financials		242,719

HEALTH CARE - 7.37%
Biotechnology - 0.29%
Biogen Idec, Inc.*	35	1,883
Celgene Corp.*	32	$1,649

		3,532

Health Care Equipment & Supplies - 2.81%
Baxter International, Inc.	78	3,320
Becton, Dickinson & Co.	102	6,955
Covidien PLC	227	8,022
Edwards Lifesciences Corp.*	4	230
Hospira, Inc.*	67	3,441
St. Jude Medical, Inc.*	43	1,487
Stryker Corp.	157	6,781
Thermo Fisher Scientific, Inc.*	54	2,274
Zimmer Holdings, Inc.*	27	1,274

		33,784

Health Care Providers & Services - 3.20%
Aetna, Inc.	56	1,497
Cardinal Health, Inc.	47	1,408
CIGNA Corp.	211	6,798
Coventry Health Care, Inc.*	81	1,567
Humana, Inc.*	125	5,974
McKesson Corp.	99	5,747
Quest Diagnostics, Inc.	72	3,132
WellPoint, Inc.*	251	12,470

		38,593

Pharmaceuticals - 1.07%
Allergan Inc/United States	40	2,458
Biovail Corp.	49	1,121
Forest Laboratories, Inc.*	247	6,741
Medco Health Solutions, Inc.*	60	2,607

		12,927

Total Health Care		88,836

INDUSTRIALS - 7.42%
Aerospace & Defense - 3.74%
Elbit Systems Ltd.	40	1,978
General Dynamics Corp.	257	14,359
L-3 Communications Holdings, Inc.	66	4,396
Northrop Grumman Corp.	161	8,713
Precision Castparts Corp.	19	2,150
Raytheon Co.	235	10,321
Rockwell Collins Inc.	58	3,128

		45,045

Commercial Services & Supplies - 1.23%
Pitney Bowes, Inc.	114	2,193
Republic Services, Inc.	128	3,767
Waste Management, Inc.	219	7,247
Weight Watchers International, Inc.	58	1,654

		14,861

Electrical Equipment - 0.06%
Hubbell, Inc.	17	765

Electronic Equipment & Instruments - 0.18%
Energizer Holdings, Inc.*	34	2,144

Industrial Conglomerates - 0.89%
Canadian Pacific Railway Ltd.	71	4,188
Tyco International Ltd.	174	6,486

		10,674

See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Machinery - 0.90%
Danaher Corp.	84	$3,051
Deere & Co.	55	3,480
Eaton Corp.	22	1,529
Illinois Tool Works, Inc.	66	2,723

		10,783

Road & Rail - 0.42%
CSX Corp.	51	2,544
Norfolk Southern Corp.	48	2,577

		5,121

Total Industrials		89,393

INFORMATION TECHNOLOGY - 3.25%
Communications Equipment - 0.25%
Harris Corp.	72	3,029

Computers & Peripherals - 0.25%
Dell, Inc.*	257	3,025

Electronic Equipment & Instruments - 0.36%
Agilent Technologies, Inc.*	46	1,241
Avnet, Inc.*	69	1,580
Tyco Electronics Ltd.	59	1,446

		4,267

IT Consulting & Services - 2.00%
Accenture plc	264	9,663
Automatic Data Processing, Inc.	172	6,641
Cognizant Technology Solutions Corp.*	4	230
Computer Sciences Corp.	103	4,100
Hewitt Associates, Inc.*	46	2,220
Lender Processing Services, Inc.	44	1,291

		24,145

Office Electronics - 0.13%
Xerox Corp.	180	1,519

Software - 0.26%
Amdocs Ltd.*	87	2,282
Intuit, Inc.*	21	899

		3,181

Total Information Technology		39,166

MATERIALS - 2.72%
Chemicals - 1.32%
Air Products & Chemicals, Inc.	28	2,073
Celanese Corp.	155	4,139
Ecolab, Inc.	16	758
International Flavors & Fragrances, Inc.	34	1,553
Lubrizol Corp.	35	3,266
Praxair, Inc.	40	3,441
Valspar Corp.	23	693

		15,923

Containers & Packaging - 0.46%
Ball Corp.	40	2,243
Bemis Co, Inc.	7	202
Sealed Air Corp.	72	1,477
Sonoco Products Co.	51	1,604

		5,526

Metals & Mining - 0.94%
Newmont Mining Corp.	30	$1,840
Southern Copper Corp.	312	9,434

		11,274

Total Materials		32,723

TELECOMMUNICATION SERVICES - 3.26%
BCE, Inc.	681	21,275
CenturyLink, Inc.	170	6,147
Rogers Communications, Inc.	341	11,870

Total Telecommunication Services		39,292

UTILITIES - 15.13%
Electric Utilities - 12.23%
Ameren Corp.	172	4,828
American Electric Power Co, Inc.	255	9,030
CenterPoint Energy, Inc.	174	2,573
Consolidated Edison, Inc.	140	6,654
Dominion Resources, Inc.	296	12,657
DPL, Inc.	60	1,519
DTE Energy Co.	88	4,123
Edison International	388	13,095
Entergy Corp.	110	8,672
Exelon Corp.	471	19,179
Mirant Corp.*	456	4,423
NextEra Energy, Inc.	232	12,465
Northeast Utilities	72	2,086
NSTAR	50	1,902
OGE Energy Corp.	58	2,265
PG&E Corp.	192	8,978
Progress Energy, Inc.	156	6,694
Public Service Enterprise Group, Inc.	375	11,985
TECO Energy, Inc.	98	1,654
The AES Corp*	492	5,038
Wisconsin Energy Corp.	44	2,453
Xcel Energy, Inc.	228	5,087

		147,360

Gas Utilities - 1.70%
AGL Resources, Inc.	53	1,946
Energen Corp.	43	1,835
Kinder Morgan Energy Partners LP	28	1,876
MDU Resources Group, Inc.	108	2,031
National Fuel Gas Co.	33	1,418
ONEOK, Inc.	46	1,974
Sempra Energy	147	7,485
UGI Corp.	70	1,933

		20,498

Multi-Utilities - 1.20%
Duke Energy Corp.	691	11,878
SCANA Corp.	65	2,537

		14,415

Total Utilities		182,273

Total Common Stock (Cost — $989,387)		993,279
See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
SHORT-TERM INVESTMENTS- 11.70% (Cost $140,997)
JPMorgan U.S. Government Money Market Fund	140,997	$140,997

TOTAL INVESTMENTS - 94.13% (Cost $1,130,384)		1,134,276
OTHER ASSETS, NET OF LIABILITIES - 5.87%		70,769

TOTAL NET ASSETS - 100.00%		$1,205,045

Percentages are stated as a percent of net assets.

*	Non-income producing security.
Futures Contracts

	Number of			Unrealized
	Contracts	Expiration Date	Value	Depreciation
Emini S&P 500 Index	2	Sept 2010	$104,988	$(158)
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
COMMON STOCK - 97.67%
CONSUMER DISCRETIONARY - 9.64%
Auto Components - 0.56%
ATC Technology Corp.*	91	$2,196
Cooper Tire & Rubber Co.	49	793
Dorman Products, Inc.*	78	1,829
Ituran Location and Control Ltd.	54	726

		5,544

Automobiles - 0.47%
Federal-Mogul Corp.*	243	3,717
Thor Industries, Inc.	41	957

		4,674

Distributors - 0.11%
Core-Mark Holding Co, Inc.*	41	1,061

Hotels, Restaurants & Leisure - 1.08%
AFC Enterprises, Inc.*	101	1,085
Ambassadors Group, Inc.	75	823
Carrols Restaurant Group, Inc*	147	644
Cracker Barrel Old Country Store, Inc.	19	848
Denny’s Corp.*	655	1,562
Interval Leisure Group, Inc.*	210	2,627
Jack in the Box, Inc.*	44	888
Life Time Fitness, Inc.*	33	1,121
Speedway Motorsports, Inc.	77	1,026

		10,624

Household Durables - 1.61%
Helen of Troy Ltd.*	130	2,893
HNI Corp.	36	841
Lancaster Colony Corp.	107	4,876
Matthews International Corp.	99	3,118
National Presto Industries, Inc.	31	3,101
Sealy Corp.*	422	1,000

		15,829

Internet & Catalog Retail - 0.52%
Global Sources Ltd.*	137	958
Insight Enterprises, Inc.*	182	2,391
Systemax, Inc.	151	1,777

		5,126

Leisure Equipment & Products - 0.72%
Eastman Kodak Co.*	213	743
M&F Worldwide Corp.*	214	4,965
RC2 Corp.*	77	1,418

		7,126

Media - 2.42%
APAC Customer Services, Inc.*	220	1,115
Corus Entertainment, Inc.	477	8,710
Entercom Communications Corp.*	90	495
Harte Hanks, Inc.	208	2,128
Mediacom Communications Corp.*	665	3,844
Meredith Corp.	29	849
New York Times Co.*	115	826
PRIMEDIA, Inc.	289	910
Scholastic Corp.	167	3,913
Sinclair Broadcast Group, Inc.*	176	1,052

		23,842

Multiline Retail - 0.26%
Pricesmart, Inc.	101	$2,607

Specialty Retail - 1.36%
Aaron Rents, Inc.	55	896
America’s Car-Mart, Inc.*	41	1,025
Buckle, Inc.	37	886
Cabela’s, Inc.*	54	841
Cato Corp.	95	2,180
Destination Maternity Corp.*	33	878
DG FastChannel, Inc.*	23	364
hhgregg, Inc.*	31	586
Interline Brands, Inc.*	84	1,357
Jo-Ann Stores, Inc.*	22	895
Jos. A. Bank Clothiers, Inc.*	23	822
Penske Automotive Group, Inc.*	73	877
Rent-A-Center, Inc.	52	1,044
West Marine, Inc.*	90	758

		13,409

Textiles & Apparel - 0.53%
Kid Brands, Inc.*	148	1,209
Unifirst Corp.	55	2,159
Weyco Group, Inc.	39	914
Wolverine World Wide, Inc.	39	986

		5,268

Total Consumer Discretionary		95,110

CONSUMER STAPLES - 4.73%
Beverages - 0.34%
Coca-Cola Bottling Co Consolidated	22	1,094
National Beverage Corp.	159	2,280

		3,374

Food & Drug Retailing - 1.06%
Arden Group, Inc.	7	612
B&G Foods, Inc.	134	1,431
Ruddick Corp.	39	1,262
Seneca Foods Corp.*	50	1,248
Spartan Stores, Inc.	81	1,059
United Natural Foods, Inc.*	34	1,181
Weis Markets, Inc.	104	3,657

		10,450

Food Products - 1.71%
Fresh Del Monte Produce, Inc.*	397	8,722
J&J Snack Foods Corp.	54	2,039
Sanderson Farms, Inc.	18	774
Tootsie Roll Industries, Inc.	80	1,889
TreeHouse Foods, Inc.*	28	1,162
USANA Health Sciences, Inc.*	53	2,253

		16,839

Household Products - 0.13%
Prestige Brands Holdings, Inc.*	168	1,243

Personal Products - 0.39%
Revlon, Inc.*	187	2,029
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Steiner Leisure Ltd.*	51	1,816

		3,845

Specialty Retail - 0.11%
Ulta Salon Cosmetics & Fragrance, Inc.*	46	$1,042

Tobacco - 0.99%
Alliance One International, Inc.*	1,293	4,525
Universal Corp.	118	4,208
Vector Group Ltd.	57	1,086

		9,819

Total Consumer Staples		46,612

ENERGY - 6.09%
Energy Equipment & Services - 0.35%
Bristow Group, Inc.*	29	957
Matrix Service Co.*	127	1,081
SEACOR Holdings, Inc.*	18	1,416

		3,454

Oil & Gas - 5.74%
Aegean Marine Petroleum Network, Inc.	38	566
Apco Oil and Gas International, Inc.	61	1,586
Callon Petroleum Co.*	529	1,957
Capital Product Partners LP	167	1,349
China Integrated Energy, Inc.*	244	1,869
Duncan Energy Partners LP	207	5,742
Ferrellgas Partners LP	159	4,199
FX Energy, Inc.*	354	1,136
Gastar Exploration Ltd.*	1,270	3,810
GeoResources, Inc.*	62	937
Global Partners LP	66	1,639
Gulfport Energy Corp.*	109	1,239
Harvest Natural Resources, Inc.*	163	1,143
Holly Energy Partners LP	68	3,400
Inergy Holdings LP	111	3,039
Knightsbridge Tankers Ltd.	55	963
North European Oil Royalty Trust	19	501
NuStar GP Holdings LLC	132	3,911
Permian Basin Royalty Trust	124	2,264
Sabine Royalty Trust	50	2,538
San Juan Royalty Trust	37	816
Targa Resources Partners LP	54	1,366
Teekay LNG Partners LP	91	2,989
Teekay Offshore Partners LP	187	3,974
Transmontaigne Partners LP	56	1,951
Williams Pipeline Partners LP	55	1,753

		56,637

Total Energy		60,091

FINANCIALS - 30.21%
Banks - 6.12%
1st Source Corp.	73	1,185
Arrow Financial Corp.	44	1,003
Bancfirst Corp.	52	1,934
Banco Latinoamericano de Comercio Exterior SA	122	1,548
BancorpSouth, Inc.	66	842
Beneficial Mutual Bancorp, Inc.*	153	1,276
BofI Holding, Inc.*	60	680
Camden National Corp.	37	1,128
Cass Information Systems, Inc.	31	$1,017
City Holding Co.	57	1,627
Community Bank System, Inc.	94	2,123
Community Trust Bancorp, Inc.	51	1,343
Dime Community Bancshares, Inc.	134	1,674
First Bancorp/Troy NC	55	668
First Financial Bankshares, Inc.	52	2,323
First Financial Corp.	38	1,092
Flushing Financial Corp.	107	1,159
Hancock Holding Co.	29	789
Independent Bank Corp/Rockland MA	62	1,300
International Bancshares Corp.	328	5,117
Lakeland Financial Corp.	54	1,001
NBT Bancorp, Inc.	126	2,573
Northfield Bancorp, Inc.	75	818
Northwest Bancshares, Inc.	88	946
OceanFirst Financial Corp.	79	895
Orrstown Financial Services, Inc.	36	733
Park National Corp.	57	3,423
Provident New York Bancorp	148	1,194
S.Y. Bancorp, Inc.	40	948
Signature Bank/New York NY*	32	1,169
Simmons First National Corp.	55	1,396
Southside Bancshares, Inc.	110	1,995
Suffolk Bancorp	34	801
Tompkins Financial Corp.	45	1,653
TowneBank/Portsmouth VA	79	1,130
Trustco Bank Corp NY	227	1,208
Trustmark Corp.	51	973
UMB Financial Corp.	113	3,602
United Bankshares, Inc.	35	805
Washington Trust Bancorp, Inc.	57	1,031
WesBanco, Inc.	69	1,052
Westamerica Bancorporation	23	1,166

		60,340

Diversified Financials - 5.64%
American Physicians Service Group, Inc.	48	1,263
BGC Partners, Inc.	198	1,022
CBIZ, Inc.*	256	1,518
Credit Acceptance Corp.*	179	10,140
Encore Capital Group, Inc.*	80	1,585
ExlService Holdings, Inc*	54	897
Federal Agricultural Mortgage Corp.	237	2,590
First Cash Financial Services, Inc.*	93	2,219
Knight Capital Group, Inc.*	75	891
Main Street Capital Corp.	77	1,142
MSCI, Inc.*	9	269
Natural Resource Partners LP	204	5,222
Nelnet, Inc.	330	7,230
NewAlliance Bancshares, Inc.	84	1,028
Och-Ziff Capital Management Group LLC	437	5,445
Ocwen Financial Corp.*	80	727
Oppenheimer Holdings, Inc.	103	2,400
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Oritani Financial Corp.	109	1,026
PennantPark Investment Corp.	197	1,946
Portfolio Recovery Associates, Inc.*	13	$828
Rodman & Renshaw Capital Group, Inc.*	520	1,040
Stifel Financial Corp.*	25	1,082
Student Loan Corp.	220	4,104

		55,614

Insurance - 17.91%
American Equity Investment Life Holding Co.	267	2,534
American Physicians Capital, Inc.	57	2,356
American Safety Insurance Holdings Ltd.*	81	1,266
Amerisafe, Inc.*	121	2,126
AmTrust Financial Services, Inc.	436	5,951
Argo Group International Holdings Ltd.	178	5,424
Baldwin & Lyons, Inc.	73	1,620
CNA Surety Corp.*	392	6,570
CNO Financial Group, Inc.*	199	941
Delphi Financial Group, Inc.	199	4,438
EMC Insurance Group, Inc.	121	2,490
Employers Holdings, Inc.	238	3,489
Enstar Group Ltd.*	117	8,146
FBL Financial Group, Inc.	197	4,531
First Mercury Financial Corp.	176	1,603
Flagstone Reinsurance Holdings SA	1,013	10,201
FPIC Insurance Group, Inc.*	55	1,669
Greenlight Capital Re Ltd.*	356	8,231
Hallmark Financial Services*	119	992
Harleysville Group, Inc.	131	4,176
Horace Mann Educators Corp.	274	4,494
Infinity Property and Casualty Corp.	82	3,801
Kansas City Life Insurance Co.	32	975
Meadowbrook Insurance Group, Inc.	314	2,697
Montpelier Re Holdings Ltd.	1,048	16,600
National Interstate Corp.	120	2,305
National Western Life Insurance Co.	17	2,177
Navigators Group, Inc.*	75	3,137
NYMAGIC, Inc.	60	1,532
OneBeacon Insurance Group Ltd.	223	2,910
Platinum Underwriters Holdings Ltd.	414	16,647
PMA Capital Corp.*	161	1,113
Presidential Life Corp.	83	717
RLI Corp.	106	5,561
Safety Insurance Group, Inc.	75	3,056
SeaBright Insurance Holdings, Inc.	83	587
Selective Insurance Group, Inc.	211	3,135
State Auto Financial Corp.	175	2,447
Tower Group, Inc.	207	4,442
Unitrin, Inc.	449	10,686
Universal American Corp.*	569	7,858
Universal Insurance Holdings, Inc.	250	1,040

		176,671

Real Estate - 0.54%
MI Developments, Inc.	201	2,245
WP Carey & Co. LLC	109	3,085

		5,330

Total Financials		297,955

HEALTH CARE - 7.32%
Biotechnology - 0.23%
BioDelivery Sciences International, Inc.*	583	$1,295
Cubist Pharmaceuticals, Inc.*	46	1,013

		2,308

Health Care Equipment & Supplies - 1.74%
American Medical Systems Holdings, Inc.*	60	1,093
Atrion Corp.	7	975
Haemonetics Corp.*	20	1,042
Hillenbrand, Inc.	237	4,510
Immucor, Inc.*	55	968
Integra LifeSciences Holdings Corp.*	23	800
Masimo Corp.	47	1,070
Mine Safety Appliances Co.	93	2,120
The Cooper Companies, Inc.	36	1,452
West Pharmaceutical Services, Inc.	92	3,093

		17,123

Health Care Providers & Services - 3.56%
Amsurg Corp.*	125	2,084
Catalyst Health Solutions, Inc.*	35	1,403
Centene Corp.*	41	829
Continucare Corp.*	275	894
Corvel Corp.*	37	1,361
Emergency Medical Services Corp.*	24	1,153
Ensign Group, Inc.	100	1,664
Gentiva Health Services, Inc.*	112	2,302
Hanger Orthopedic Group, Inc.*	102	1,331
Healthspring, Inc.*	415	8,615
Healthways, Inc.*	107	1,338
Magellan Health Services, Inc.*	26	1,139
Metropolitan Health Networks, Inc.*	219	764
National Healthcare Corp.	54	1,874
Parexel International Corp.*	46	915
PSS World Medical, Inc.*	45	826
Res-Care, Inc.*	165	2,046
Skilled Healthcare Group, Inc.*	137	460
Stewart Enterprises, Inc.	214	1,019
Triple-S Management Corp.*	145	2,308
WellCare Health Plans, Inc.*	34	844

		35,169

Pharmaceuticals - 1.79%
China Sky One Medical, Inc.*	113	1,080
Cytokinetics, Inc.*	428	959
Impax Laboratories, Inc.*	420	6,581
Medicis Pharmaceutical Corp.	48	1,320
MWI Veterinary Supply, Inc.*	32	1,699
Santarus, Inc.*	518	1,176
Synta Pharmaceuticals Corp.*	1,418	3,928
Synutra International, Inc.*	86	874

		17,617

Total Health Care		72,217

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
INDUSTRIALS - 16.65%
Aerospace & Defense - 1.71%
Cubic Corp.	74	2,826
Curtiss-Wright Corp.	149	3,962
Ducommun, Inc.	45	$864
Hexcel Corp.*	77	1,314
Kaman Corp.	62	1,325
Moog, Inc.*	144	4,493
Triumph Group, Inc.	13	863
World Fuel Services Corp.	47	1,200

		16,847

Air Freight & Couriers - 0.34%
Air Transport Services Group, Inc.*	304	1,402
Hub Group, Inc.*	30	797
UTi Worldwide, Inc.	81	1,135

		3,334

Airlines - 1.21%
Aircastle Ltd.	579	4,522
Allegiant Travel Co.	16	602
Copa Holdings SA	26	1,268
Hawaiian Holdings, Inc.*	289	1,416
Pinnacle Airlines Corp.*	187	888
Skywest, Inc.	254	3,236

		11,932

Building Products - 0.29%
AAON, Inc.	51	1,132
Simpson Manufacturing Co., Inc.	39	860
Watsco, Inc.	17	873

		2,865

Commercial Services & Supplies - 4.53%
ABM Industries, Inc.	153	3,000
Advance America Cash Advance Centers, Inc.	552	1,849
Atlas Air Worldwide Holdings, Inc.*	21	910
Capella Education Co.*	13	814
Clean Harbors, Inc.*	21	1,269
Convergys Corp.*	98	993
Corporate Executive Board Co.	27	757
Deluxe Corp.	280	4,684
Dice Holdings, Inc.*	116	731
Dollar Financial Corp.*	124	2,398
Ennis, Inc.	102	1,570
Herman Miller, Inc.	45	739
Iconix Brand Group, Inc.*	57	868
IESI-BFC Ltd.	52	1,229
Landauer, Inc.	22	1,236
McGrath Rentcorp	73	1,467
MedQuist, Inc.	209	1,536
PHH Corp.*	44	814
Pre-Paid Legal Services, Inc.*	49	2,678
Schawk, Inc.	96	1,459
TAL International Group, Inc.	114	2,430
Textainer Group Holdings Ltd.	190	5,187
United Stationers, Inc.*	77	3,457
VSE Corp.	30	842
Willis Lease Finance Corp.*	76	756
Wright Express Corp.*	31	996

		44,669

Construction & Engineering - 0.20%
EMCOR Group, Inc.*	53	1,205
Michael Baker Corp.*	26	$857

		2,062

Electrical Equipment - 0.84%
A.O. Smith Corp.	20	1,027
Belden, Inc.	37	810
Brady Corp.	141	3,632
EnerSys*	38	839
Powell Industries, Inc.*	66	1,878
Vishay Precision Group, Inc.*	9	130

		8,316

Industrial Conglomerates - 1.14%
Chemed Corp.	62	3,095
GATX Corp.	37	1,010
Raven Industries, Inc.	52	1,753
ShengdaTech, Inc.*	209	928
Standex International Corp.	51	1,200
Tredegar Corp.	92	1,511
Trimas Corp.*	137	1,765

		11,262

Machinery - 1.23%
Actuant Corp.	54	1,070
Ampco-Pittsburgh Corp.	66	1,418
Applied Industrial Technologies, Inc.	34	911
Blount International, Inc.*	172	1,993
Dionex Corp.*	14	1,015
Esterline Technologies Corp.*	24	1,104
Kaydon Corp.	27	875
NACCO Industries, Inc.	20	1,551
The Gorman-Rupp Co.	35	900
Zebra Technologies Corp.*	46	1,317

		12,154

Marine - 3.38%
Danaos Corp.*	453	1,789
Diana Shipping, Inc.*	65	773
Excel Maritime Carriers Ltd.*	2,243	11,260
International Shipholding Corp.	76	1,788
Navios Maritime Holdings, Inc.	452	2,396
Paragon Shipping, Inc.	550	2,002
Seaspan Corp.	299	3,355
Ship Finance International Ltd.	571	9,998

		33,361

Oil & Gas - 1.17%
Buckeye GP Holdings LP	239	9,916
North American Energy Partners, Inc.*	194	1,630

		11,546

Road & Rail - 0.49%
Amerco, Inc.*	32	2,586
Genesee & Wyoming, Inc.*	31	1,203
Heartland Express, Inc.	72	1,048

		4,837

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Trading Companies & Distributors - 0.11%
WESCO International, Inc.*	34	1,098

Total Industrials		164,283

INFORMATION TECHNOLOGY - 5.20%
Communications Equipment - 0.66%
Anixter International, Inc.*	27	$1,239
Arris Group, Inc.*	101	825
Black Box Corp.	54	1,523
CPI International, Inc.*	71	1,002
Interdigital, Inc.*	35	865
Plantronics, Inc.	38	1,038

		6,492

Electronic Equipment & Instruments - 1.02%
Benchmark Electronics, Inc.*	50	700
Hittite Microwave Corp.*	24	1,021
Multi-Fineline Electronix, Inc.*	78	1,626
Plexus Corp.*	32	737
Teledyne Technologies, Inc.*	138	4,993
Vishay Intertechnology, Inc.*	137	1,054

		10,131

Internet Software & Services - 0.57%
Internet Brands, Inc.*	84	869
Internet Capital Group, Inc.*	337	2,836
United Online, Inc.	393	1,937

		5,642

IT Consulting & Services - 1.70%
Acxiom Corp.*	63	781
CACI International, Inc.*	24	979
Exponent, Inc.*	39	1,203
iGate Corp.	172	2,699
MarketAxess Holdings, Inc.	71	1,086
Sapient Corp.	107	1,116
Syntel, Inc.	177	6,814
Telvent GIT SA*	109	2,067

		16,745

Semiconductor Equipment & Products - 0.74%
Amkor Technology, Inc.*	1,239	6,281
International Rectifier Corp.*	56	1,028

		7,309

Software - 0.51%
Advent Software, Inc.*	20	993
Deltek, Inc.*	208	1,487
Lawson Software, Inc.*	128	973
Progress Software Corp.*	33	881
Renaissance Learning, Inc.	85	680

		5,014

Total Information Technology		51,333

MATERIALS - 6.42%
Chemicals - 3.98%
Arch Chemicals, Inc.	73	2,243
Balchem Corp.*	61	1,491
H.B. Fuller Co.	182	3,456
Hawkins, Inc.	40	1,219
Innospec, Inc.*	240	2,978
NewMarket Corp.	12	1,206
Olin Corp.	63	1,128
Omnova Solutions, Inc.*	193	1,177
PolyOne Corp.*	353	3,442
Quaker Chemical Corp.	45	1,332
Sensient Technologies Corp.	157	4,354
Stepan Co.	44	$2,440
Terra Nitrogen Co LP	79	7,000
WD-40 Co.	58	2,041
Westlake Chemical Corp.	145	3,759

		39,266

Construction Materials - 0.62%
Tutor Perini Corp.*	264	5,217
United States Lime & Minerals, Inc.*	23	880

		6,097

Containers & Packaging - 0.84%
Graphic Packaging Holding Co.*	829	2,528
Greif, Inc.	20	1,137
KapStone Paper and Packaging Corp.*	405	4,613

		8,278

Metals & Mining - 0.72%
Allied Nevada Gold Corp.*	53	1,243
AMCOL International Corp.	70	1,828
Fushi Copperweld, Inc.*	165	1,353
Penn Virginia Resource Partners LP	120	2,689

		7,113

Paper & Forest Products - 0.26%
Buckeye Technologies, Inc.*	129	1,533
Wausau Paper Corp.*	171	1,082

		2,615

Total Materials		63,369

TELECOMMUNICATION SERVICES - 4.28%
Diversified Telecommunication - 0.93%
AboveNet, Inc.*	20	1,032
B Communications Ltd.*	44	936
NeuStar, Inc.*	219	4,849
Premiere Global Services, Inc.*	200	992
Shenandoah Telecommunications Co.	82	1,385

		9,194

Diversified Telecommunication Services - 2.55%
Cincinnati Bell, Inc.*	1,295	3,043
EchoStar Corp.*	499	9,311
Loral Space & Communications, Inc.*	239	12,796

		25,150

Wireless Telecommunication Services - 0.80%
NTELOS Holdings Corp.	147	2,378
Syniverse Holdings, Inc.*	55	1,131
Telephone and Data Systems, Inc.	40	1,156
USA Mobility, Inc.	226	3,246

		7,911

Total Telecommunication Services		42,255

UTILITIES - 7.13%
Electric Utilities - 4.25%
ALLETE, Inc.	100	3,557
Black Hills Corp.	31	943
Brookfield Infrastructure Partners LP	138	2,363
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
August 31, 2010

	Shares	Value
Central Vermont Public Service Corp.	46	912
CH Energy Group, Inc.	42	1,770
Cleco Corp.	229	6,488
El Paso Electric Co.*	172	3,947
Empire District Electric Co.	113	2,217
IDACORP, Inc.	180	6,311
MGE Energy, Inc.	76	$2,836
Ormat Technologies, Inc.	36	992
Portland General Electric Co.	60	1,199
UIL Holdings Corp.	117	3,099
Unisource Energy Corp.	162	5,270

		41,904

Gas Utilities - 2.24%
Chesapeake Utilities Corp.	40	1,378
Laclede Group, Inc.	67	2,231
New Jersey Resources Corp.	33	1,228
Northwest Natural Gas Co.	80	3,635
South Jersey Industries, Inc.	24	1,128
Southwest Gas Corp.	172	5,409
Suburban Propane Partners LP	144	7,116

		22,125

Multi-Utilities - 0.43%
Avista Corp.	201	4,195

Water Utilities - 0.21%
Cascal NV	184	1,106
SJW Corp.	41	948

		2,054

Total Utilities		70,278

Total Common Stock (Cost $1,004,933)		963,503

SHORT-TERM INVESTMENTS- 3.23% (Cost-$31,816)
JPMorgan U.S. Government Money Market Fund	31,816	31,816

TOTAL INVESTMENTS - 100.90% (Cost $1,036,749)		995,319
LIABILITIES, NET OF OTHER ASSETS — (0.90%)		(8,893)

TOTAL NET ASSETS - 100.00%		$986,426

Percentages are stated as a percent of net assets.

*	Non-income producing security.
See accompanying notes

American Beacon Funds
Statements of Assets and Liabilities
August 31, 2010 (in thousands, except share and per share amounts)

	Large Cap	Small Cap
	Equity Fund	Equity Fund
Assets:
Investments in unaffiliated securities, at value A	$1,134	$995
Dividends and interest receivable	3	2
Receivable for fund shares sold	79	—
Prepaid expenses (Note 2)	60	60
Receivable for expense reimbursement (Note 2)	36	36

Total assets	1,312	1,093

Liabilities:
Management and investment advisory fees payable (Note 2)	1	1
Professional fees payable	9	9
Trustee fees payable	1	1
Prospectus and shareholder reports fees payable	4	4
Custody and fund accounting fees payable	13	13
Registration fees payable (Note 2)	76	76
Other liabilities	3	3

Total liabilities	107	107

Net Assets	$1,205	$986

Analysis of Net Assets:
Paid-in-capital	1,196	1,024
Undistributed net investment income	5	3
Unrealized appreciation (depreciation) of investments and futures contracts	4	(41)

Net assets	$1,205	$986

Shares outstanding (no par value):
Institutional Class	99,600	99,600

Y Class	8,293	100

Investor Class	11,275	2,567

Retirement Class	100	100

A Class	100	100

Net asset value, offering and redemption price per share:
Institutional Class	$10.10	$9.63

Y Class	$10.10	$9.62

Investor Class	$10.08	$9.62

Retirement Class	$10.08	$9.61

Net asset value price per share:
A Class	$10.08	$9.61

Offering and redemption price per share:
A Class	$10.69	$10.20

A Cost of investments in unaffiliated securities	$1,130	$1,037
See accompanying notes

American Beacon Funds
Statements of Operations
Period from June 1 to August 31, 2010 (in thousands)

	Large Cap	Small Cap
	Equity Fund	Equity Fund
Investment Income:
Dividend income from securities (net of foreign taxes) A	$7	$6

Total investment income	7	6

Expenses:
Management and investment advisory fees (Note 2)	1	1
Administrative service fees (Note 2):
Institutional Class	1	1
Transfer agent fees:
Institutional Class	1	2
Custody and fund accounting fees	13	13
Professional fees	9	9
Registration fees and expenses	16	16
Prospectus and shareholder reports	4	4
Trustee fees	1	1
Other expenses	1	1

Total expenses	47	48

Net (fees waived and expenses reimbursed)/recouped by Manager (Note 2)	(45)	(45)

Net expenses	2	3

Net investment income	5	3

Realized and unrealized gain (loss) on investments:
Change in net unrealized appreciation or depreciation of:
Investments and futures contracts	4	(41)

Net gain (loss) on investments	4	(41)

Net increase (decrease) in net assets resulting from operations	$9	$(38)

A Foreign taxes	$—	$1
See accompanying notes

American Beacon Funds
Statements of Changes of Net Assets (in thousands)

	Large Cap	Small Cap
	Equity Fund	Equity Fund
	From June 1	From June 1
	to August	to August
	31, 2010	31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5	$3
Change in net unrealized appreciation or depreciation of investments and futures contracts	4	(41)

Net increase (decrease) in net assets resulting from operations	9	(38)

Distributions to Shareholders:
Net investment income	—	—
Net realized gain on investments	—	—

Net distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from sales of shares	196	24
Reinvestment of dividends and distributions	—	—
Cost of shares redeemed	—	—

Net increase in net assets from capital share transactions	196	24

Net increase (decrease) in net assets	205	(14)

Net Assets:
Beginning of period	$1,000	$1,000

End of Period *	$1,205	$986

*Includes undistributed net investment income of	$5	$3

See accompanying notes

American Beacon Funds
Notes to Financial Statements
August 31, 2010
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”), which is comprised of 18 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Zebra Large Cap Equity Fund and the American Beacon Zebra Small Cap Equity Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     June 1, 2010 is the inception date for all classes and the Funds.
     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	Individual investors investing directly or through an intermediary
Retirement Class	Investors investing through retirement plans
A Class	General public and investors investing through an intermediary with applicable sales charges
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).
     Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

American Beacon Funds
Notes to Financial Statements
August 31, 2010
Valuation Inputs
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. As of August 31, 2010, the investments were classified as described below: (in thousands)

Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$993	$—	$—	$993
Short Term Investments	141	—	—	141

Total Investments in Securities	$1,134	$—	$—	$1,134

Futures Contracts*	—	—	—	—

Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$962	$—	$—	$962
Royalty Trust	1	—	—	1
Short Term Investments	32	—	—	32

Total Investments in Securities	$995	$—	$—	$995

*	Futures contracts were less than $500.
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

American Beacon Funds
Notes to Financial Statements
August 31, 2010
     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. The variation margin at August 31, 2010 was less than $500. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Large Cap Equity Fund
Values of Derivative Instruments not accounted for as hedging instruments as of August 31, 2010

Statement of Assets and Liabilities	Liability Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$(158)
Effect of derivative instruments not accounted for as hedging instruments during the year ended August 31, 2010

Statement of Operations	Derivative	Fair Value
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$(158)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
Dividends to Shareholders
     Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Commission Recapture
     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable. For the period from June 1 to August 31, 2010, the Funds did not have any commission recapture.
Allocation of Income, Expenses, Gains, and Losses
     Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon Funds
Notes to Financial Statements
August 31, 2010
Other
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by Zebra Capital Management, LLC (“Zebra Capital”). As compensation for performing the duties required under the Management Agreement, the Manager receives 0.40% of the average daily net assets from the Large Cap Equity Fund and 0.60% of the average daily net assets from the Small Cap Equity Fund. Zebra Capital services are paid from the fees earned by the Manager. Management fees for the period from June 1 to August 31, 2010 were as follows (dollars in thousands):

		Amounts paid to	Net Amounts
Fund	Management Fee	Zebra Capital	Retained by Manager
Large Cap Equity	$1	$1	$0
Small Cap Equity	$1	$1	$0
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Retirement Classes of the Funds and 0.40% of the average daily net assets of the A Classes of the Funds. Expenses for Classes other than Institutional for the period from June 1 to August 31, 2010 were less than $500.
Distribution Plans
     The Funds, except for the Retirement and A Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of the Funds’ shares. Expenses for the period from June 1 to August 31, 2010 were less than $500.
     Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Retirement and A Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes and 0.50% of the average daily net assets of the Retirement Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Expenses for the period from June 1 to August 31, 2010 were less than $500.

American Beacon Funds
Notes to Financial Statements
August 31, 2010
Service Plans
     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Retirement and A Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A Class, 0.25% of the average daily net assets of the Retirement Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Expenses for the period from June 1 to August 31, 2010 were less than $500.
Interfund Lending Program
     Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period from June 1 to August 31, 2010, the Funds did not utilize the credit facility.
Expense Reimbursement Plan
     The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the period June 1 to August 31, 2010, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap	Waived or Reimbursed Expenses
Large Cap Equity	Institutional	0.79%	$43,256
Large Cap Equity	Y	0.89%	529
Large Cap Equity	Investor	1.17%	588
Large Cap Equity	Retirement	1.54%	456
Large Cap Equity	A	1.29%	457
Small Cap Equity	Institutional	0.99%	43,164
Small Cap Equity	Y	1.09%	456
Small Cap Equity	Investor	1.37%	605
Small Cap Equity	Retirement	1.74%	456
Small Cap Equity	A	1.49%	456
     Of these amounts, $36,000 is receivable from the Manager by each of the Funds as of August 31, 2010. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses will expire in 2013. The Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.
     Of the $76,000 Registration fees payable shown on the Statements of Assets and Liabilities the amounts reflected in Prepaid expenses of $60,000 are due to the Manager for each Fund.
3. Federal Income and Excise Taxes
     It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon Funds
Notes to Financial Statements
August 31, 2010
     The Funds do not have any unrecognized tax benefits in the accompanying financial statements. If applicable, the Funds recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the fiscal year ended August 31, 2010 are as follows:

	Large Cap Equity	Small Cap Equity
	From June 1 to	Year Ended
	August 31,	October 31,
	2009	2008
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—
Y Class	—	—
Investor Class	—	—
Retirement Class	—	—
A Class	—	—
Long-term capital gain
Institutional Class	—	—
Y Class	—	—
Investor Class	—	—
Retirement Class	—	—
A Class	—	—

Total distributions paid	$—	$—

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
     As of August 31, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

	Large Cap Equity	Small Cap Equity
Cost basis of investments for federal income tax purposes	$1,129	$1,035

Unrealized appreciation	44	41
Unrealized depreciation	(39)	(81)

Net unrealized appreciation/(depreciation)	5	(40)
Undistributed ordinary income	4	2
Undistributed long-term gain/(loss)	—	—
Other temporary differences	—	—

Distributable earnings	$9	$(38)

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable to the reclassification of income from publicly traded partnerships. As of August 31, 2010, there were no permanent differences requiring reclassifications of income.
4. Investment Transactions
     The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the period from June 1 to August 31, 2010 were (in thousands)

American Beacon Funds
Notes to Financial Statements
August 31, 2010

	Purchases	Sales
Large Cap Equity Fund	$989	$—
Small Cap Equity Fund	$1,011	$7
5. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):
Period from June 1 to August 31, 2010

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Large Cap Equity Fund
Shares sold	—	$—	8	$84	11	$112
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	—	$—	8	$84	11	$112

	Retirement Class		A Class
	Shares	Amount	Shares	Amount
Large Cap Equity Fund
Shares sold	—	$—	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Small Cap Equity Fund
Shares sold	—	$—	—	$—	3	$24
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—	3	$24

	Retirement Class		A Class
	Shares	Amount	Shares	Amount
Small Cap Equity Fund
Shares sold	—	$—	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

American Beacon Zebra Large Cap Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class	Y Class		Investor Class		A Class	Retirement Class
		June 1				June 1
	June 1 to August 31, 2010	to August 31, 2010		June 1 to August 31, 2010		to August 31, 2010	June 1 to August 31, 2010
Net asset value, beginning of period	$10.00	$10.00		$10.00		$10.00	$10.00

Income from investment operations:
Net investment income	0.05	0.02	B	0.03	B	0.03	0.03
Net gains on securities (both realized and unrealized)	0.05	0.08		0.05		0.05	0.05

Total income from investment operations	0.10	0.10		0.08		0.08	0.08

Less distributions:
Dividends from net investment income	—	—		—		—	—
Distributions from net realized gains on securities	—	—		—		—	—
Return of capital	—	—		—		—	—

Total distributions	—	—		—		—	—

Net asset value, end of period	$10.10	$10.10		$10.08		$10.08	$10.08

Total return D E	1.00%	1.00%		0.80%		0.80%	0.80%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,005	$84		$114		$1	$1
Ratios to average net assets (annualized):
Expenses, after expense reimbursements C	0.79%	0.89%		0.94%		1.29%	1.54%
Expenses, before expense reimbursements C	17.68%	75.36%		56.06%		181.29%	178.84%
Net investment income, after expense reimbursements C	1.91%	1.87%		1.33%		1.33%	1.17%
Net investment (loss), before expense reimbursements C	(14.98)%	(72.60)%		(53.79)%		(178.67)%	(176.14)%
Portfolio turnover rateA D	0%	0%		0%		0%	0%

A	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

B	Based on average shares outstanding.

C	Annualized.

D	Not annualized.

E	Total return for A Shares does not include the sales load.

American Beacon Zebra Small Cap Equity FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class	Y Class	Investor Class		A Class	Retirement Class
		June 1	June 1		June 1
	June 1 to August 31, 2010	to August 31, 2010	to August 31, 2010		to August 31, 2010	June 1 to August 31, 2010
Net asset value, beginning of period	$10.00	$10.00	$10.00		$10.00	$10.00

Income from investment operations:
Net investment income	0.03	0.03	0.01	B	0.02	0.01
Net losses on securities (both realized and unrealized)	(0.40)	(0.41)	(0.39)		(0.41)	(0.40)

Total (loss) from investment operations	(0.37)	(0.38)	(0.38)		(0.39)	(0.39)

Less distributions:
Dividends from net investment income	—	—	—		—	—
Distributions from net realized gains on securities	—	—	—		—	—
Return of capital	—	—	—		—	—

Total distributions	—	—	—		—	—

Net asset value, end of period	$9.63	$9.62	$9.62		$9.61	$9.61

Total return D E	(3.70)%	(3.80)%	(3.80)%		(3.90)%	(3.90)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$959	$1	$24		$1	$1

Ratios to average net assets (annualized):
Expenses, after expense reimbursements C	0.99%	1.09%	1.37%		1.49%	1.74%
Expenses, before expense reimbursements C	18.32%	183.72%	55.64%		186.19%	184.07%
Net investment income, after expense reimbursements C	1.28%	1.18%	0.43%		0.80%	0.52%
Net investment (loss), before expense reimbursements C	(16.04)%	(181.45)%	(53.84)%		(183.90)%	(181.81)%
Portfolio turnover rate A D	1%	1%	1%		1%	1%

A	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

B	Based on average shares outstanding.

C	Annualized.

D	Not annualized.

E	Total return for A Shares does not include the sales load.

American Beacon Funds
Privacy Policy
August 31, 2010 (Unaudited)
Privacy Policy
     The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
     We may collect nonpublic personal information about you from one or more of the following sources:
•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.
     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.
     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Disclosure Regarding the Board of Trustees’ Approval of Appointment of Zebra Capital Management
(Unaudited)
          At its February 16, 2010 Board meeting the Board of Trustees (“Board”) approved Zebra Capital Management as the investment sub-advisor to the Zebra Large Cap Equity Fund (“Large Cap Fund”) and Zebra Small Cap Equity Fund (“Small Cap Fund” and collectively with the Large Cap Fund, “Funds”), two new series of American Beacon Funds (“Trust”). Prior to the meeting, the Board requested and reviewed information provided by Zebra in connection with its consideration of Zebra as an investment sub-advisor to the Funds and the Investment Committee of the Board met with representatives from Zebra. The Board considered, among other materials, responses by Zebra to inquiries requesting:
•	a description of the advisory and related services proposed to be provided to the Funds;

•	identification of the professional personnel to perform services for the Funds and their education, experience and responsibilities;

•	comparison of accounts managed by Zebra that have investment objectives and policies comparable to the Funds with the performance of applicable peer groups and indices;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules;

•	a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

•	a description of Zebra’s compliance program and matters, as well as its trading activities;

•	a discussion of Zebra’s financial condition and the potential impact of recent market events on services to be performed for the Funds; and

•	any other information Zebra believed would be material to the Board’s consideration of the investment advisory agreement between the Manager and Zebra on behalf of the Funds (“Agreement”).
          The Board considered multiple factors when evaluating Zebra and in approving the Agreement, including the Manager’s representations with respect to Zebra’s experience, the depth of its team and its innovative, rigorous investment process. The Board also considered Zebra’s reputation and financial condition, its overall capabilities to perform the services under the Agreement and its willingness to perform those services for the Funds. A discussion of the factors relating to the Board’s selection of Zebra and approval of the Agreement follows.
          Nature, extent and quality of the services to be provided by Zebra. The Board considered Zebra’s investment philosophy and investment process, as well as the background and experience of its portfolio managers. Zebra represented to the Board that it currently manages two main strategies, the liquidity return and equity market neutral strategies, on behalf of institutional and individual investors and noted its 8-year research history and track record as an asset manager. In this regard, the Board noted that Zebra’s liquidity return strategy, which is the strategy to be employed on behalf of the Funds, is newly developed. In particular, the Board noted Zebra’s representation that it had researched and developed the strategy during the past three years and that the strategy is having initial marketing success in the form of capital commitments. The Board also considered Zebra’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation on behalf of Zebra. Zebra also represented that current staffing levels are expected to be adequate to service the Funds. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Zebra were appropriate for the Funds in light of its investment objective, and, thus, supported a decision to approve the Agreement.
          Performance of Zebra. The Board noted Zebra’s representation that it does not currently manage accounts with comparable objectives and policies as the Funds and that its liquidity return strategy is a first-of-kind investment style. Consequently, the Board did not review Zebra’s historical performance record and did not compare Zebra’s performance to a peer group of funds. Instead, the Board considered the performance of hypothetical accounts constructed by Zebra pursuant to the liquidity return strategy based on the universe of securities in the Russell 1000 Index, in the case of the Large Cap Fund, and the Russell 2000 Index, in the case of the Small Cap Fund. The Board noted that the Large Cap Fund outperformed its index for the one- and three-year periods and underperformed for the five- and ten-year periods. The Board also noted that the performance of the Small Cap Fund was comparable to its index for all relevant periods. Thus, the Board concluded that the historical investment performance record of Zebra

Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreements
(Unaudited)
was not a material factor in approving the Agreement; however, the hypothetical performance of Zebra on behalf of the constructed accounts supported approval of the Agreement.
          Comparisons of the amounts to be paid under the Agreement with those under contracts between Zebra and its other clients. In evaluating the Agreement, the Board reviewed Zebra’s proposed advisory fee rate to be paid by the Manager for services performed on behalf of the Fund. The Board considered Zebra’s representation that the proposed fee rate is similar or lower than the fee rates charged to other clients for comparable products and services. Zebra did not provide fee rates for comparable investment accounts because the strategy to be employed on behalf of the Funds is a new product and the Funds will be the only mutual funds serviced by Zebra. This information assisted the Board in concluding that Zebra’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Funds, in light of all the factors considered.
          Costs of the services to be provided and profits to be realized by Zebra and its affiliates from the relationship with the Funds. Zebra represented that the potential profitability for the services of each Fund is dependent on initial asset levels, competitive performance, future asset growth and expenses levels in support of the management of the Funds. As a result, the Board did not consider the costs of the services to be provided and profits to be realized by Zebra from its relationship with the Funds.
          Extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the fees to be paid to Zebra are passed through the Manager by the Funds and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered the Manager’s representation that it believes that that the proposed fee rates for the Funds properly reflects economies of scale for the benefit of Fund shareholders in the form of breakpoints in the sub-advisory fees which include breakpoints and net expense ratios that are lower than market averages. Thus, the Board concluded that the Funds are receiving economies of scale due to the relatively low net expenses and breakpoints incorporated into the sub-advisory fee schedule.
          Benefits to be derived by Zebra from the relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that may accrue to Zebra as a result of the advisory relationship with the Funds. In this regard, the Board considered Zebra’s representation that it may accrue liquidity rebates or fees in connection with the services provided to the Funds. To the extent such rebates or fees are accrued, they will be credited or charged to the appropriate Fund at the beginning of the following month. The Board also considered Zebra’s representation that it may potentially have an indirect benefit because of its relationship with the Funds by way of soft dollar research and services. Any of these potential benefits would benefit the research on behalf of the Funds. Based on the foregoing information, the Board concluded any “fall-out” benefits which may accrue to Zebra will be credited to or benefit the Funds and that they were not a material factor in approving the Agreement.
          Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. However, based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or Zebra, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the Funds and its shareholders and, as a result, approved the Agreement.
Approval of Appointment of American Beacon Advisors, Inc.
          At the February 16, 2010 Board meeting, the Board considered the approval of the Investment Management Agreement (“Management Agreement”) between the Manager and American Beacon Funds (“Trust”) on behalf of the Zebra Large Cap Equity Fund (“Large Cap Fund”) and Zebra Small Cap Equity Fund (“Small Cap Fund” and collectively with the Large Cap Fund, “Funds”), two new series of the Trust. Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of the advisory and related services proposed to be provided to the Funds;

Disclosure Regarding the Board of Trustees’ Approval of Appointment of Zebra Capital Management
(Unaudited)
•	identification of the professional personnel to perform services for the Funds and their education, experience and responsibilities;

•	a comparison of the performance of the Funds with its industry peer group;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Management Agreement.
          The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of each Fund and its shareholders. Provided below is an overview of the primary factors the Trustees considered in approving the Management Agreement.
          Nature, extent and quality of the services to be provided by the Manager. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day management of the Funds and the Manager’s representation that it was adequately staffed to service the Funds. The Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the existing series of the Trust and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. The Board also noted the Manager’s representation that there will be no significant changes in the services proposed to be provided to the Funds and the services the Manager currently provides to the other series of the Trust. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the Funds and, thus, determined to approve the Management Agreement for the Funds.
          Performance. The Board noted the Manager’s representation that the investment strategy for the Funds is a first-of-kind investment style, and, as such, there are no applicable peer groups at this time. Thus, the Board concluded that the historical investment performance record of the Manager was not a material factor in approving the Management Agreement.
          Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed combined management and administrative services fee schedule (“Management Fee”). The Board considered a comparison of the Management Fee to be charged by the Manager under the Management Agreement versus the fees charged by comparable funds. The Board noted that the Management Fee is lower than the average fee rate charged by other actively managed large cap and small cap blend funds. In addition, the Board considered that the Manager will contractually limit the expenses of the Large Cap Fund through January 1, 2011 to 0.79%, 0.89%, 1.17%, 1.29%, 1.54% and 1.29% of the average daily net assets of the Institutional Class, Y Class, Investor Class, Advisor Class, Retirement Class and A Class shares, respectively. In addition, the Manager will limit expenses of the Small Cap Fund through January 1, 2011 to 0.99%, 1.09%, 1.37%, 1.49%, 1.74% and 1.49% of the average daily net assets of the Institutional Class, Y Class, Investor Class, Advisor Class, Retirement Class and A Class shares, respectively. This information assisted the Board in concluding that the Management Fee appeared to be within a reasonable range for the services to be provided to each Fund, in light of all the factors considered.
          Costs of the services to be provided and profits to be realized by the Manager from the relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the Funds. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for

Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreements
(Unaudited)
providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to shareholders. Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services to be performed by the Manager.
          Extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the fees to be paid to Zebra are passed through the Manager by the Funds and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered the Manager’s representation that it believes that that the proposed fee rates for the Funds properly reflects economies of scale for the benefit of Fund shareholders in the form of breakpoints in the sub-advisory fees which include breakpoints and net expense ratios that are lower than market averages. Thus, the Board concluded that the Funds are receiving economies of scale due to the relatively low net expenses and breakpoints incorporated into the sub-advisory fee schedule.
          Benefits to be derived by the Manager from the relationship with the Funds. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Funds. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the Funds were not a material factor in approving the Management Agreement.
          Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or Zebra, as that term is defined in the 1940 Act, concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the Funds and its shareholders and, as a result, approved the Management Agreement.

Trustees and Officers of the American Beacon Funds
(Unaudited)
          The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees nineteen funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
INTERESTED TRUSTEES

Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (72)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University ; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-present); Trustee, American Beacon Select Funds (1999-present); Trustee, American Beacon Master Trust Funds (1996-present).

NON-INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (66)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-present); Trustee, American Beacon Select Funds (2004-present); American Beacon Master Trust Funds (2004-present).

Brenda A. Cline (49)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Mileage Funds (2004-present); Trustee, American Beacon Select Funds (2004-present); Trustee, American Beacon Master Trust Funds (2004-present).

Eugene J. Duffy (56)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Mileage Funds (2008-present); Trustee, American Beacon Select Funds (2008-present); Trustee, American Beacon Master Trust Funds (2008-present).

Trustees and Officers of the American Beacon Funds
(Unaudited)

Position, Term of
Office and
Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
Thomas M. Dunning (66)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-present); Board Member, Baylor Health Care System Foundation (2007-present); State Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-present); Trustee, American Beacon Mileage Funds (2008-present); Trustee, American Beacon Select Funds (2008-present); Trustee, American Beacon Master Trust Funds (2008-present).

Richard A. Massman (67)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present), Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-2009) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Trustee, American Beacon Mileage Funds (2004-present); Trustee, American Beacon Select Funds (2004-present); Trustee, American Beacon Master Trust Funds (2004-present).

R. Gerald Turner (64) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-present); Trustee, American Beacon Select Funds (2001-present); Trustee, American Beacon Master Trust Funds (2001-present).

Paul J. Zucconi,CPA (70)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002- present); Director, Torchmark Corporation (life and health insurance products) (2002-present); Director, National Kidney Foundation serving North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-present); Trustee, American Beacon Select Funds (2008-present); Trustee, American Beacon Master Trust Funds (2008-present).

Trustees and Officers of the American Beacon Funds
(Unaudited)

Position, Term of
Office and
Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
OFFICERS	Term One Year

William F. Quinn** (63)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1987 to 2007 and 2008 to 2009 Trustee from 1987 to 2008	Executive Chairman (2009-Present), Chairman (2006-2009) and CEO (2006-2007), President (1986-2006) and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-2009); Director, Crescent Real Estate Equities, Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member, New York Stock Exchange Pension Manager Committee (1997-1998, 2000-2002, 2006-Present); Chairman (2007-Present) and Vice Chairman (2004-2007), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Mileage Funds (1995-2008); Trustee, American Beacon Select Funds (1999-2008); Trustee, American Beacon Master Trust (1995-2008); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds, plc (2007-2009).

Gene L. Needles, Jr. (56)	President 2009 to Present Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-2002), and Regional Sales Manager (1993-1999), AIM Distributors.

Rosemary K. Behan (52)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney (1995-2004), Securities and Exchange Commission.

Brian E. Brett (50)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (44)	VP since 2007	Vice President, Asset Management, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting (2004-2007), Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Michael W. Fields (57)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director American Beacon Global Funds SPC (2002-present); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (49)	Treasurer since 2010	Vice President, Finance and Accounting (2010-present), Controller (2005-2009), Assistant Controller (1998-2004), American Beacon Advisors, Inc.

Terri L. McKinney (47)	VP since 2009	Vice-President, Enterprise Services (2009-Present), Managing Director (2003-2009), Director of Marketing & Retail Sales (1996-2003), American Beacon Advisors, Inc.; Vice-President, Board of Trustees (2008-Present), Trustee (2006-2008) Down Syndrome Guild of Dallas.

Jeffrey K. Ringdahl (35)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Christina E. Sears (39)	Chief Compliance Officer since 2004 & Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Senior Compliance Analyst, American Beacon Advisors, Inc. (1998-2004).

Trustees and Officers of the American Beacon Funds
(Unaudited)

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager and one or more of the Trust’s and Master Trust’s sub-advisors.

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Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

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By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

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By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643
Availability of Quarterly Portfolio Schedules
In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately sixty days after the end of each quarter.
Availability of Proxy Voting Policy and Records
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street	Boston Financial Data	Public Accounting	Foreside Fund Services,
Bank and Trust	Services	Firm	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young llp	Portland, Maine
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or Summary Prospectus.
American Beacon Funds, American Beacon Zebra Large Cap Equity Fund, and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.
AR 8/10

ITEM 2.	CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code February 16, 2010 to disclose a change in the Principal Financial Office. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees	Fiscal Year Ended
$294,836	10/31/2008
$88,878	12/31/2008
$298,018	10/31/2009
$72,414	12/31/2009
$0	8/31/2009
$37,869	8/31/2010
(b)

Audit-Related Fees		Fiscal Year Ended
$0		10/31/2008
$0		12/31/2008
$13,750	*	10/31/2009
$0		12/31/2009
$0		8/31/2009
$0		8/31/2010

*	Review of N-1A filings
(c)

Tax Fees		Fiscal Year Ended
$12,698	*	10/31/2008
$6,095	*	12/31/2008
$10,077	**	10/31/2009
$10,257	**	12/31/2009
$0		8/31/2009
$0		8/31/2010

*	For review of 2007 tax returns

**	For review of 2008 tax returns
(d)

All Other Fees	Fiscal Year Ended
$0	10/31/2008
$0	12/31/2008
$0	10/31/2009
$0	12/31/2009
$0	8/31/2009
$0	8/31/2010
(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:
     - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
     - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
     - to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;
     - to review the arrangements for and scope of the annual audit and any special audits; and
     - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.
The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.
(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g)
Aggregate Non-Audit Fees for Services Rendered to the:

		Adviser’s Affiliates Providing
Registrant	Adviser	Ongoing Services to Registrant	Fiscal Year Ended
$12,698	$0	N/A	10/31/2008
$6,095	$0	N/A	12/31/2008
$23,827	$0	N/A	10/31/2009
$10,257	$0	N/A	12/31/2009
$0	$0	N/A	8/31/2009
$0	$0	N/A	8/31/2010
(h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds
By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 5, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 5, 2010

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 5, 2010